UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22960

Eubel Brady & Suttman Mutual Fund Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450	Cincinnati, Ohio 45246
(Address of principal executive offices)	(Zip code)

Carol J. Highsmith

225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	July 31

Date of reporting period:	July 31, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)

Eubel Brady & Suttman Income and Appreciation Fund

(EBSZX)

Annual Shareholder Report - July 31, 2026

Fund Overview

This annual shareholder report contains important information about Eubel Brady & Suttman Income and Appreciation Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at  https://funddocs.filepoint.com/ebs/. You can also request this information by contacting us at (800) 391-1223.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Eubel Brady & Suttman Income and Appreciation Fund	$23	0.22%

How did the Fund perform during the reporting period?

     The Fund finished its fiscal year ended July 31, 2026 with solid investment results, in our view, while navigating two very different fixed-income market environments.

     During the first half of the fiscal year, a broad-based decline in yields extended across most maturities and credit sectors. The Federal Reserve (“Fed”) supported this environment by enacting three consecutive 25-basis-point rate cuts, reducing the fed funds target rate from 4.50% to 3.75%. Yields fell most sharply across five-year and shorter maturities, benefiting the Fund. Concurrently, credit spreads (difference in yield between a corporate bond and Treasury of equal maturity) continued to compress during the period. Declining yields and narrowing credit spreads provided a tailwind to performance during the period.

     The market dynamic shifted during the second half of the fiscal year as markets digested heightened economic and geopolitical risks igniting inflation concerns. Consequently, the market’s inflation fears triggered an upward shift along the entire yield curve.

     The fiscal year closed under upward yield pressure and elevated volatility. Yields on Treasurys and corporate bonds with maturities beyond one year ended the period higher, with the 10-year Treasury yield touching an 18-month high in late July.

     The Fund’s positioning, overweight convertible and non-convertible corporate issues relative to U.S. Treasurys and maintaining a shorter duration than its benchmark, were primary drivers contributing to its outperformance.

How has the Fund performed over the last ten years?

For the one-year, five-year and ten-year periods ended July 31, 2026, the Fund outperformed its regulatory benchmark, the Bloomberg U.S. Aggregate Bond Index. The outperformance can be attributed to our active, bottom-up portfolio management process that is focused on individual selection of convertible and non-convertible securities.

Total Return Based on $10,000 Investment

$20,000
$15,000
$10,000
$5,000
Jul-2016
Jul-2017
Jul-2018
Jul-2019
Jul-2020
Jul-2021
Jul-2022
Jul-2023
Jul-2024
Jul-2025
Jul-2026
Eubel Brady & Suttman Income and Appreciation Fund - $15,746
Bloomberg U.S. Aggregate Bond Index - $11,431
ICE BofA 1-10 Year Corp. Index - $13,197
ICE BofA Yield Alternative US Convertible Index - $19,495

Table Summary
	Eubel Brady & Suttman Income and Appreciation Fund	Bloomberg U.S. Aggregate Bond Index	ICE BofA 1-10 Year Corp. Index	ICE BofA Yield Alternative US Convertible Index
Jul-2016	$10,000	$10,000	$10,001	$10,000
Jul-2017	$10,565	$9,949	$10,173	$11,056
Jul-2018	$10,735	$9,869	$10,109	$11,620
Jul-2019	$11,038	$10,666	$10,966	$12,241
Jul-2020	$11,373	$11,746	$11,904	$13,008
Jul-2021	$12,419	$11,664	$12,160	$15,219
Jul-2022	$12,121	$10,600	$11,149	$13,025
Jul-2023	$12,514	$10,243	$11,196	$14,359
Jul-2024	$13,482	$10,766	$12,045	$15,475
Jul-2025	$14,439	$11,130	$12,757	$17,465
Jul-2026	$15,746	$11,431	$13,197	$19,495

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Eubel Brady & Suttman Income and Appreciation Fund	9.06%	4.86%	4.64%
Bloomberg U.S. Aggregate Bond Index	2.71%	-0.40%	1.35%
ICE BofA 1-10 Year Corp. Index	3.44%	1.65%	2.81%
ICE BofA Yield Alternative US Convertible Index	11.62%	5.08%	6.90%

Fund Statistics

  Net Assets$160,688,574
  Number of Portfolio Holdings35
  Advisory Fee $0
  Portfolio Turnover48%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (800) 391-1223.

What did the Fund invest in?

The Fund primarily invested in a diversified portfolio of convertible securities and non-convertible fixed income securities.

Sector Weighting (% of net assets)

Consumer Discretionary
Financials
Technology
Money Market Funds
Industrials
Health Care
Materials
Consumer Staples
Energy
Other Assets in Excess of Liabilities
0%
5%
10%
15%
20%
25%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.8%
Energy	3.2%
Consumer Staples	3.2%
Materials	5.7%
Health Care	6.7%
Industrials	7.5%
Money Market Funds	13.5%
Technology	18.1%
Financials	18.7%
Consumer Discretionary	22.6%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Cheesecake Factory, Inc. (The), 2.000%, due 03/15/30	4.7%
Avnet, Inc., 1.750%, due 09/01/30, 144A	4.4%
Lyft, Inc., 0.625%, due 03/01/29	4.0%
Guidewire Software, Inc., 1.250%, due 11/01/29	3.8%
Bentley Systems, Inc., 0.375%, due 07/01/27	3.5%
Winnebago Industries, Inc., 3.250%, due 01/15/30	3.5%
Global Payments, Inc., 1.500%, due 03/01/31	3.4%
Crocs, Inc., 4.125%, due 08/15/31, 144A	3.4%
Zoetis, Inc., 0.250%, due 06/15/29, 144A	3.4%
Haemonetics Corporation, 2.500%, due 06/01/29	3.3%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Bank Debt	1.9%
Common Stocks	3.4%
Convertible Bonds	43.9%
Corporate Bonds	37.2%
Money Market Funds	13.6%

Material Fund Changes

No material changes occurred during the year ended July 31, 2026.

Change In Or Disagreements With Accountants

During the year ended July 31, 2026, there were no changes in or disagreements with accountants.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder report will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at (800) 391-1223. Householding will be stopped within 30 days after we receive your request.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://funddocs.filepoint.com/ebs/), including its:

  Financial information

  Holdings

  Proxy voting information

TSR-AR 073126-EBSZX

Eubel Brady & Suttman Income and Appreciation Fund (EBSZX)

Annual Shareholder Report - July 31, 2026

Eubel Brady & Suttman Income Fund

(EBSFX)

Annual Shareholder Report - July 31, 2026

Fund Overview

This annual shareholder report contains important information about Eubel Brady & Suttman Income Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at  https://funddocs.filepoint.com/ebs/. You can also request this information by contacting us at (800) 391-1223.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Eubel Brady & Suttman Income Fund	$17	0.17%

How did the Fund perform during the reporting period?

     The Fund finished its fiscal year ended July 31, 2026 with solid investment results, in our view, while navigating two very different fixed-income market environments.

     During the first half of the fiscal year, a broad-based decline in yields extended across most maturities and credit sectors. The Federal Reserve (“Fed”) supported this environment by enacting three consecutive 25-basis-point rate cuts, reducing the fed funds target rate from 4.50% to 3.75%. Yields fell most sharply across five-year and shorter maturities, benefiting the Fund. Concurrently, credit spreads (difference in yield between a corporate bond and Treasury of equal maturity) continued to compress during the period. Declining yields and narrowing credit spreads provided a tailwind to performance during the period.

     The market dynamic shifted during the second half of the fiscal year as markets digested heightened economic and geopolitical risks, igniting inflation concerns. Consequently, the market’s inflation fears triggered an upward shift along the entire yield curve.

     The fiscal year closed under upward yield pressure and elevated volatility. Yields on Treasurys and corporate bonds with maturities beyond one year ended the period higher, with the 10-year Treasury yield touching an 18-month high in late July.

     The Fund’s positioning—specifically its shorter duration, overweight to corporate bonds relative to U.S. Treasurys, and security selection—served as the primary driver of outperformance against the benchmark.

How has the Fund performed over the last ten years?

For the one-year, five-year and ten-year periods ended July 31, 2026, the Fund outperformed its regulatory benchmark, the Bloomberg U.S. Aggregate Bond Index. The outperformance can be attributed to our active, bottom-up portfolio management process that is focused on individual security selection.

Total Return Based on $10,000 Investment

$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
Jul-2016
Jul-2017
Jul-2018
Jul-2019
Jul-2020
Jul-2021
Jul-2022
Jul-2023
Jul-2024
Jul-2025
Jul-2026
Eubel Brady & Suttman Income Fund - $13,665
Bloomberg U.S. Aggregate Bond Index - $11,431
ICE BofA U.S. Corporate & Government 1-10 Yrs Index - $12,062

Table Summary
	Eubel Brady & Suttman Income Fund	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. Corporate & Government 1-10 Yrs Index
Jul-2016	$10,000	$10,000	$10,000
Jul-2017	$10,275	$9,949	$10,003
Jul-2018	$10,364	$9,869	$9,910
Jul-2019	$10,764	$10,666	$10,596
Jul-2020	$11,140	$11,746	$11,419
Jul-2021	$11,521	$11,664	$11,455
Jul-2022	$11,245	$10,600	$10,705
Jul-2023	$11,410	$10,243	$10,564
Jul-2024	$12,226	$10,766	$11,194
Jul-2025	$13,078	$11,130	$11,724
Jul-2026	$13,665	$11,431	$12,062

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Eubel Brady & Suttman Income Fund	4.49%	3.47%	3.17%
Bloomberg U.S. Aggregate Bond Index	2.71%	-0.40%	1.35%
ICE BofA U.S. Corporate & Government 1-10 Yrs Index	2.89%	1.04%	1.89%

Fund Statistics

  Net Assets$431,532,383
  Number of Portfolio Holdings51
  Advisory Fee $0
  Portfolio Turnover19%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (800) 391-1223.

What did the Fund invest in?

The Fund primarily invested in a diversified portfolio of income producing securities.

Sector Weighting (% of net assets)

Financials
U.S. Treasury Obligations
Consumer Discretionary
Industrials
Technology
Health Care
Materials
Money Market Funds
Hospitality
Consumer Staples
Other Assets in Excess of Liabilities
0%
5%
10%
15%
20%
25%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.1%
Consumer Staples	1.9%
Hospitality	2.1%
Money Market Funds	4.5%
Materials	4.9%
Health Care	5.3%
Technology	9.3%
Industrials	11.7%
Consumer Discretionary	13.1%
U.S. Treasury Obligations	22.7%
Financials	23.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
U.S. Treasury Notes, 3.500%, due 11/15/28	4.8%
U.S. Treasury Notes, 3.625%, due 10/31/30	4.7%
U.S. Treasury Notes, 4.375%, due 12/31/29	2.9%
Crocs, Inc., 4.125%, due 08/15/31, 144A	2.9%
Timken Company (The), 4.500%, due 12/15/28	2.9%
U.S. Treasury Notes, 4.625%, due 04/30/29	2.8%
Bank OZK, 2.750%, due 10/01/31	2.8%
U.S. Treasury Notes, 4.500%, due 05/15/27	2.8%
Mohawk Industries, Inc., 5.850%, due 09/18/28	2.6%
Penske Truck Leasing Company, L.P., 5.700%, due 02/01/28, 144A	2.6%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Bank Debt	1.8%
Common Stocks	1.6%
Corporate Bonds	66.9%
Money Market Funds	4.6%
Term Loans	2.1%
U.S. Treasury Obligations	23.0%

Material Fund Changes

No material changes occurred during the year ended July 31, 2026.

Change In Or Disagreements With Accountants

During the year ended July 31, 2026, there were no changes in or disagreements with accountants.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder report will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at (800) 391-1223. Householding will be stopped within 30 days after we receive your request.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://funddocs.filepoint.com/ebs/), including its:

  Financial information

  Holdings

  Proxy voting information

TSR-AR 073126-EBSFX

Eubel Brady & Suttman Income Fund (EBSFX)

Annual Shareholder Report - July 31, 2026

(b)	Not applicable

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant’s code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3.	Audit Committee Financial Expert.

The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is Virginia A. Boeckman. Ms. Boeckman is “independent” for purposes of this item.

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $32,000 and $32,000 with respect to the registrant’s fiscal years ended July 31, 2026 and July 31, 2025, respectively.

(b)	Audit-Related Fees. No fees were billed in the last fiscal year for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $6,000 and $6,000 with respect to the registrant’s fiscal years ended July 31, 2026, and July 31, 2025, respectively. The services comprising these fees are the preparation of the registrant’s federal income and excise tax returns.

(d)	All Other Fees. No fees were billed in the last fiscal year for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(1)	The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e)(2)	None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Less than 50% of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	During the fiscal years ended July 31, 2026 and July 31, 2025, aggregate non-audit fees of $6,000 and $6,000, respectively, were billed by the registrant’s principal accountant for services rendered to the registrant. No non-audit fees were billed in the last fiscal year by the registrant’s principal accountant for services rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)	The principal accountant has not provided any non-audit services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

(i)	Not applicable

(j)	Not applicable

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

(a) The Registrant(s) schedule(s) of investments is included in the Financial Statements under Item 7 of this form.

(b) Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)

Eubel Brady & Suttman
Income and Appreciation Fund
Ticker Symbol: EBSZX

Eubel Brady & Suttman
Income Fund
Ticker Symbol: EBSFX

Each a series of the
Eubel Brady & Suttman Mutual Fund Trust

Annual Financial Statements
and Additional Information
July 31, 2026

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND
SCHEDULE OF INVESTMENTS
July 31, 2026
CORPORATE BONDS — 36.9%	Coupon	Maturity	Par Value	Value
Consumer Discretionary — 11.6%
Crocs, Inc., 144A	4.125%	08/15/31	$6,000,000	$5,511,690
Garrett Motion Holdings, 144A	7.750%	05/31/32	5,000,000	5,197,065
Marriott International, Inc., Series KK	4.900%	04/15/29	3,000,000	3,006,996
Polaris, Inc.	5.600%	03/01/31	5,000,000	4,961,995
				18,677,746
Energy — 3.2%
CNX Resources Corporation, 144A	7.250%	03/01/32	5,000,000	5,141,940

Financials — 16.3%
Bank OZK (TSFR3M + 209, effective 10/01/26) (a)	2.750%	10/01/31	4,130,000	4,057,725
Churchill LBC, LLC, 144A (b)	9.250%	01/01/31	1,000,000	993,876
CNG Holdings, Inc., 144A (b)	16.500%	06/30/31	2,641,223	2,112,978
First Maryland Capital I (TSFR3M + 126.16) (a)	5.015%	01/15/27	2,000,000	1,991,480
First National Bank of Nebraska, Inc., 144A (TSFR3M + 361) (a)	7.250%	06/15/35	2,000,000	2,048,683
GitSit Solutions, LLC, 144A (b)(c)	8.000%	11/15/29	3,500,000	3,486,371
NCP SNIP (b)(c)	13.500%	12/31/27	1,800,000	1,802,893
PayPal Holdings, Inc.	4.950%	06/01/31	4,000,000	3,954,055
Ponder Farms LBC, LLC, Series 2025, 144A (b)	8.500%	01/01/29	1,755,608	1,747,074
Reese Farms Development, LLC, 144A (b)(c)	8.500%	07/15/29	1,990,000	1,994,267
Truist Financial Corporation (TSFR3M + 93.16) (a)	4.583%	05/15/27	2,000,000	1,993,066
				26,182,468
Materials — 2.8%
Ball Corporation	2.875%	08/15/30	5,000,000	4,520,988

Technology — 3.0%
Fiserv, Inc.	4.550%	02/15/31	5,000,000	4,834,591

Total Corporate Bonds
(Cost $59,779,118)				$59,357,733

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND
SCHEDULE OF INVESTMENTS (Continued)
CONVERTIBLE BONDS — 43.5%	Coupon	Maturity	Par Value	Value
Consumer Discretionary — 11.0%
Cheesecake Factory, Inc. (The)	2.000%	03/15/30	$5,000,000	$7,605,000
Etsy, Inc.	0.250%	06/15/28	4,000,000	3,660,000
Etsy, Inc.	1.000%	06/15/30	3,000,000	3,645,000
Patrick Industries, Inc.	1.750%	12/01/28	2,000,000	2,756,000
				17,666,000
Consumer Staples — 3.2%
Spectrum Brands, Inc.	3.375%	06/01/29	5,000,000	5,206,500

Health Care — 6.7%
Haemonetics Corporation	2.500%	06/01/29	5,000,000	5,230,000
Zoetis, Inc., 144A	0.250%	06/15/29	6,000,000	5,499,000
				10,729,000
Industrials — 7.5%
Lyft, Inc.	0.625%	03/01/29	6,000,000	6,453,600
Winnebago Industries, Inc.	3.250%	01/15/30	6,000,000	5,544,000
				11,997,600
Technology — 15.1%
Avnet, Inc., 144A	1.750%	09/01/30	5,000,000	6,990,000
Bentley Systems, Inc.	0.375%	07/01/27	6,000,000	5,756,657
Global Payments, Inc.	1.500%	03/01/31	6,000,000	5,532,000
Guidewire Software, Inc.	1.250%	11/01/29	6,000,000	6,081,000
				24,359,657
Total Convertible Bonds
(Cost $63,681,759)				$69,958,757

BANK DEBT — 1.9%	Coupon	Maturity	Par Value	Value
Financials — 1.9%
NCP SPV Texas, L.P. Revolving
Loan (Prime + 187) (a)(b)(c)
(Cost $3,094,820)	8.620%	09/19/26	$3,094,820	$3,088,361

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 3.4%	Shares	Value
Financials — 0.5%
Lincoln National Corporation	15,673	$714,845

Materials — 2.9%
Natural Resource Partners, L.P.	48,000	4,706,880

Total Common Stocks (Cost $4,456,028)		$5,421,725

MONEY MARKET FUNDS — 13.5%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 3.64% (d) (Cost $21,612,961)	21,612,961	$21,612,961

Total Investments at Value — 99.2% (Cost $152,624,686)		$159,439,537

Other Assets in Excess of Liabilities — 0.8%		1,249,037

Net Assets — 100.0%		$160,688,574

144A -	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $40,722,944 as of July 31, 2026, representing 25.3% of net assets.

TSFR -	CME Term Secured Overnight Financing Rate (SOFR)

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of July 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically.

(b)	Illiquid security. The total fair value of these securities as of July 31, 2026 was $15,225,820, representing 9.5% of net assets.

(c)	Security has been valued using significant unobservable inputs in good faith by the Adviser in conformity with guidelines adopted by and subject to review by the Board of Trustees. The total value of such securities is $10,371,892 as of July 31, 2026, representing 6.5% of net assets.

(d)	The rate shown is the 7-day effective yield as of July 31, 2026.

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN INCOME FUND
SCHEDULE OF INVESTMENTS July 31, 2026
CORPORATE BONDS — 66.2%	Coupon	Maturity	Par Value	Value
Consumer Discretionary — 13.1%
Crocs, Inc., 144A	4.125%	08/15/31	$13,500,000	$12,401,303
Garrett Motion Holdings, 144A	7.750%	05/31/32	8,000,000	8,315,304
LKQ Corporation	5.750%	06/15/28	11,000,000	11,126,781
Magna International, Inc.	5.050%	03/14/29	5,000,000	5,028,131
Mohawk Industries, Inc.	5.850%	09/18/28	11,000,000	11,221,760
Polaris, Inc., 144A	6.950%	03/15/29	8,000,000	8,327,393
				56,420,672
Consumer Staples — 1.9%
J.M. Smucker Company (The)	3.375%	12/15/27	8,500,000	8,364,882

Financials — 21.6%
Bank of America Corporation (a)	4.375%	12/31/99	5,500,000	5,466,057
Bank OZK (TSFR3M + 209, effective 10/01/26) (b)	2.750%	10/01/31	12,250,000	12,035,625
Churchill LBC, LLC, 144A (c)	9.250%	01/01/31	4,500,000	4,472,442
CNG Holdings, Inc., 144A (c)	16.500%	06/30/31	4,206,668	3,365,334
First Maryland Capital I (TSFR3M + 126.16) (b)	5.015%	01/15/27	5,000,000	4,978,700
First National Bank of Nebraska, Inc., 144A (TSFR3M + 361) (b)	7.250%	06/15/35	6,000,000	6,146,050
FNB Corporation (SOFR + 193, effective 12/11/29) (b)	5.722%	12/11/30	8,000,000	8,004,787
MSCI, Inc., 144A	4.000%	11/15/29	9,000,000	8,673,825
NCP SNIP (c)(d)	13.500%	12/31/27	5,725,000	5,734,200
PayPal Holdings, Inc.	2.850%	10/01/29	5,000,000	4,709,138
PayPal Holdings, Inc.	4.950%	06/01/31	4,000,000	3,954,055
Ponder Farms LBC, LLC, Series 2025, 144A (c)	8.500%	01/01/29	4,131,913	4,111,827
Princeton 151 LBC, LLC, 144A (c)(d)	9.000%	12/15/30	2,600,000	2,555,899
Reese Farms Development, LLC, 144A (c)(d)	8.500%	07/15/29	3,310,000	3,317,097
Truist Financial Corporation (TSFR3M + 93.16) (b)	4.583%	05/15/27	5,788,000	5,767,934
Truist Financial Corporation, Series N (H15T5Y + 300.3, effective 09/01/29) (a)(b)	6.669%	12/31/99	5,000,000	5,000,465
Zions Bancorporation	3.250%	10/29/29	5,000,000	4,693,994
				92,987,429

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
CORPORATE BONDS — 66.2%
(Continued)	Coupon	Maturity	Par Value	Value
Health Care — 5.3%
Cencora, Inc.	4.625%	12/15/27	$5,500,000	$5,504,162
Edwards Lifesciences Corporation	4.300%	06/15/28	5,000,000	4,966,200
Humana, Inc.	3.950%	03/15/27	4,500,000	4,480,128
Humana, Inc.	5.375%	04/15/31	8,000,000	8,023,769
				22,974,259
Industrials — 11.7%
HEICO Corporation	5.250%	08/01/28	10,900,000	11,009,027
Jacobs Energy Group, Inc.	6.350%	08/18/28	9,000,000	9,249,566
Penske Truck Leasing Company, L.P., 144A	5.700%	02/01/28	11,000,000	11,136,023
Textron, Inc.	3.900%	09/17/29	7,000,000	6,793,029
Timken Company (The)	4.500%	12/15/28	12,433,000	12,361,159
				50,548,804
Materials — 3.3%
Ball Corporation	6.000%	06/15/29	9,000,000	9,121,914
Sherwin-Williams Company (The)	3.450%	06/01/27	5,000,000	4,960,156
				14,082,070
Technology — 9.3%
Arrow Electronics, Inc.	5.150%	08/21/29	10,000,000	10,024,894
Fidelity National Information Services, Inc.	4.700%	07/15/27	5,000,000	4,998,619
Fiserv, Inc.	4.550%	02/15/31	8,000,000	7,735,346
Keysight Technologies, Inc.	4.600%	04/06/27	8,614,000	8,616,510
Roper Technologies, Inc.	4.500%	10/15/29	9,000,000	8,893,336
				40,268,705
Total Corporate Bonds
(Cost $285,142,645)				$285,646,821

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
U.S. TREASURY OBLIGATIONS — 22.7%	Coupon	Maturity	Par Value	Value
U.S. Treasury Notes	4.500%	05/15/27	$12,000,000	$12,032,578
U.S. Treasury Notes	4.250%	01/15/28	10,500,000	10,497,539
U.S. Treasury Notes	4.250%	02/15/28	10,000,000	9,996,094
U.S. Treasury Notes	3.500%	11/15/28	21,000,000	20,621,836
U.S. Treasury Notes	4.625%	04/30/29	12,000,000	12,083,437
U.S. Treasury Notes	4.375%	12/31/29	12,500,000	12,490,723
U.S. Treasury Notes	3.625%	10/31/30	21,000,000	20,345,391
Total U.S. Treasury Obligations
(Cost $98,954,740)				$98,067,598

TERM LOANS — 2.1%	Coupon	Maturity	Par Value	Value
Hospitality — 2.1%
SpringHill Suites (c)(d)
(Cost $9,000,000)	7.700%	07/31/28	$9,000,000	$9,000,000

BANK DEBT — 1.8%	Coupon	Maturity	Par Value	Value
Financials — 1.8%
NCP SPV Texas, L.P. Revolving Loan (Prime + 187) (b)(c)(d) (Cost $7,737,050)	8.620%	09/19/26	$7,737,050	$7,720,902

COMMON STOCKS — 1.6%			Shares	Value
Materials — 1.6%
Natural Resource Partners, L.P. (Cost $6,196,935)			69,000	$6,766,140

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
MONEY MARKET FUNDS — 4.5%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 3.64% (e) (Cost $19,496,404)	19,496,404	$19,496,404

Total Investments at Value — 98.9% (Cost $426,527,774)		$426,697,865

Other Assets in Excess of Liabilities — 1.1%		4,834,518

Net Assets — 100.0%		$431,532,383

144A -	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $72,822,497 as of July 31, 2026, representing 16.9% of net assets.

H15T5Y -	U.S. Treasury yield curve rate for U.S. Treasury note with a constant maturity of 5 years.

SOFR -	Secured Overnight Financing Rate.

TSFR -	CME Term Secured Overnight Financing Rate (SOFR).

(a)	Security has a perpetual maturity.

(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of July 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically.

(c)	Illiquid security. The total fair value of these securities as of July 31, 2026 was $40,277,701, representing 9.3% of net assets.

(d)	Security has been valued using significant unobservable inputs in good faith by the Adviser in conformity with guidelines adopted by and subject to review by the Board of Trustees. The total value of such securities is $28,328,098 as of July 31, 2026, representing 6.6% of net assets.

(e)	The rate shown is the 7-day effective yield as of July 31, 2026.

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
STATEMENTS OF ASSETS AND LIABILITIES
July 31, 2026
	Eubel Brady
	& Suttman
	Income and	Eubel Brady
	Appreciation	& Suttman
	Fund	Income Fund
ASSETS
Investments in securities:
At cost	$152,624,686	$426,527,774
At value (Note 2)	$159,439,537	$426,697,865
Receivable for capital shares sold	—	37,161
Dividends and interest receivable	1,264,592	4,905,048
Other assets	15,241	20,958
Total assets	160,719,370	431,661,032

LIABILITIES
Distributions payable	210	1,624
Payable for capital shares redeemed	6,258	69,607
Payable to administrator (Note 4)	11,230	29,790
Accrued shareholder servicing fees (Note 6)	5,400	14,540
Other accrued expenses	7,698	13,088
Total liabilities	30,796	128,649
Contingencies and Commitments (Note 7)	—	—
NET ASSETS	$160,688,574	$431,532,383

NET ASSETS CONSIST OF:
Paid-in capital	$155,820,697	$441,386,508
Distributable earnings (accumulated deficit)	4,867,877	(9,854,125)
NET ASSETS	$160,688,574	$431,532,383

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	15,920,704	44,678,150

Net asset value, offering price and redemption price per share (Note 2)	$10.09	$9.66

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
STATEMENTS OF OPERATIONS
For the Year Ended July 31, 2026
	Eubel Brady
	& Suttman
	Income and	Eubel Brady
	Appreciation	& Suttman
	Fund	Income Fund
INVESTMENT INCOME
Dividends	$1,290,409	$1,396,885
Interest	5,133,945	20,496,029
Total investment income	6,424,354	21,892,914

EXPENSES
Administration fees (Note 4)	131,648	353,665
Shareholder servicing fees (Note 6)	60,880	169,267
Registration and filing fees	29,946	32,199
Legal fees	29,743	29,743
Audit and tax services fees	23,143	23,143
Custody and bank service fees	12,988	31,838
Trustees’ fees and expenses (Note 4)	20,483	20,483
Insurance expense	7,019	15,830
Shareholder reporting expenses	8,226	8,145
Pricing fees	3,602	6,255
Postage and supplies	3,158	3,151
Other expenses	8,342	9,329
Total expenses	339,178	703,048

NET INVESTMENT INCOME	6,085,176	21,189,866

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) from investment transactions	(244,404)	540,989
Net change in unrealized appreciation (depreciation) on investments	7,383,175	(3,263,794)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	7,138,771	(2,722,805)

NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$13,223,947	$18,467,061

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND
STATEMENTS OF CHANGES IN NET ASSETS
	Year	Year
	Ended	Ended
	July 31,	July 31,
	2026	2025
FROM OPERATIONS
Net investment income	$6,085,176	$6,739,474
Net realized gains (losses) from investment transactions	(244,404)	4,893,049
Net change in unrealized appreciation (depreciation) on investments	7,383,175	(1,944,086)
Net change in net assets resulting from operations	13,223,947	9,688,437

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(9,705,738)	(8,419,188)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	15,450,289	10,946,584
Net asset value of shares issued in reinvestment of distributions to shareholders	9,701,634	8,415,592
Payments for shares redeemed	(14,486,679)	(48,618,682)
Net change in net assets from capital share transactions	10,665,244	(29,256,506)

TOTAL CHANGE IN NET ASSETS	14,183,453	(27,987,257)

NET ASSETS
Beginning of year	146,505,121	174,492,378
End of year	$160,688,574	$146,505,121

CAPITAL SHARES ACTIVITY
Shares sold	1,550,786	1,114,176
Shares reinvested	981,571	858,088
Shares redeemed	(1,452,704)	(5,000,953)
Net change in shares outstanding	1,079,653	(3,028,689)
Shares outstanding at beginning of year	14,841,051	17,869,740
Shares outstanding at end of year	15,920,704	14,841,051

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS
	Year	Year
	Ended	Ended
	July 31,	July 31,
	2026	2025
FROM OPERATIONS
Net investment income	$21,189,866	$19,381,475
Net realized gains (losses) from investment transactions	540,989	(1,072,084)
Net change in unrealized appreciation (depreciation) on investments	(3,263,794)	8,016,917
Net change in net assets resulting from operations	18,467,061	26,326,308

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(21,209,140)	(19,385,293)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	54,066,911	91,268,412
Net asset value of shares issued in reinvestment of distributions to shareholders	21,189,690	19,366,164
Payments for shares redeemed	(53,377,788)	(134,102,123)
Net change in net assets from capital share transactions	21,878,813	(23,467,547)

TOTAL CHANGE IN NET ASSETS	19,136,734	(16,526,532)

NET ASSETS
Beginning of year	412,395,649	428,922,181
End of year	$431,532,383	$412,395,649

CAPITAL SHARES ACTIVITY
Shares sold	5,531,304	9,451,924
Shares reinvested	2,171,022	2,004,382
Shares redeemed	(5,462,333)	(13,920,544)
Net change in shares outstanding	2,239,993	(2,464,238)
Shares outstanding at beginning of year	42,438,157	44,902,395
Shares outstanding at end of year	44,678,150	42,438,157

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Year

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	July 31,	July 31,	July 31,	July 31,	July 31,
	2026	2025	2024	2023	2022
Net asset value at beginning of year	$9.87	$9.76	$9.52	$9.65	$10.32
Income (loss) from investment operations:
Net investment income	0.41	0.45	0.43	0.37	0.25
Net realized and unrealized gains (losses) on investments	0.46	0.22	0.29	(0.07)	(0.49)
Total from investment operations	0.87	0.67	0.72	0.30	(0.24)
Less distributions from:
Net investment income	(0.42)	(0.51)	(0.45)	(0.37)	(0.25)
Net realized gains on investments	(0.23)	(0.05)	(0.03)	(0.06)	(0.18)
Total distributions	(0.65)	(0.56)	(0.48)	(0.43)	(0.43)
Net asset value at end of year	$10.09	$9.87	$9.76	$9.52	$9.65
Total return (a)	9.06%	7.09%	7.74%	3.24%	(2.39%)
Net assets at end of year (000’s)	$160,689	$146,505	$174,492	$152,617	$120,882
Ratios/supplementary data:
Ratio of total expenses to average net assets	0.22%	0.22%	0.21%	0.22%	0.25%
Ratio of net investment income to average net assets	4.00%	4.55%	4.43%	3.91%	2.47%
Portfolio turnover rate	48%	20%	22%	23%	33%

(a)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Year

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	July 31,	July 31,	July 31,	July 31,	July 31,
	2026	2025	2024	2023	2022
Net asset value at beginning of year	$9.72	$9.55	$9.33	$9.54	$9.97
Income (loss) from investment operations:
Net investment income	0.49	0.48	0.43	0.34	0.19
Net realized and unrealized gains (losses) on investments	(0.06)	0.17	0.22	(0.21)	(0.43)
Total from investment operations	0.43	0.65	0.65	0.13	(0.24)
Less distributions from net investment income	(0.49)	(0.48)	(0.43)	(0.34)	(0.19)
Net asset value at end of year	$9.66	$9.72	$9.55	$9.33	$9.54
Total return (a)	4.49%	6.97%	7.15%	1.46%	(2.40%)
Net assets at end of year (000’s)	$431,532	$412,396	$428,922	$380,852	$350,756
Ratios/supplementary data:
Ratio of total expenses to average net assets	0.17%	0.17%	0.17%	0.17%	0.18%
Ratio of net investment income to average net assets	5.00%	4.98%	4.58%	3.69%	2.01%
Portfolio turnover rate	19%	38%	19%	40%	50%

(a)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
NOTES TO FINANCIAL STATEMENTS
July 31, 2026

1.	Organization

Eubel Brady & Suttman Income and Appreciation Fund (“EBS Income and Appreciation Fund”) and Eubel Brady & Suttman Income Fund (“EBS Income Fund”) (individually, a “Fund” and collectively, the “Funds”) are each a no-load diversified series of Eubel Brady & Suttman Mutual Fund Trust (the “Trust”), an open-end management investment company organized as an Ohio business trust on April 22, 2014.

The investment objective of EBS Income and Appreciation Fund is to provide total return through a combination of current income and capital appreciation.

The investment objective of EBS Income Fund is to preserve capital, produce income and maximize total return.

2.	Significant Accounting Policies

The Funds follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Segment Reporting — The Research Group of Eubel Brady & Suttman Asset Management, Inc. (the “Adviser”) acts as each Fund’s chief operating decision maker (“CODM”). The CODM has determined that each Fund has a single operating segment as the CODM monitors the operating results of the Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Adviser. The CODM allocates resources and assesses performance based on the operating results of each Fund, which is consistent with the results presented in the Funds’ Schedules of Investments, Statements of Changes in Net Assets and Financial Highlights.

Securities Valuation — Each Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each day the NYSE is open for business. Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded on NASDAQ are generally valued at the NASDAQ Official Closing Price. Investments representing shares of other open-end investment companies, including money market funds, are valued at their net asset value (“NAV”) as reported by such companies. The Funds typically use an independent pricing service to determine the value of their fixed income securities. The pricing

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of fixed income securities without regard to sale or bid prices. Commercial paper may be valued at amortized cost, which under normal circumstances approximates market value.

If the Adviser (the “Valuation Designee”), determines that a price provided by the pricing service does not accurately reflect the market value of the securities or, when prices are not readily available from the pricing service, securities are valued at fair value as determined in good faith by the Valuation Designee in conformity with guidelines adopted by and subject to review by the Board of Trustees of the Trust (the “Board”).

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

Certain fixed income securities held by the Funds are classified as Level 2 since the values are typically provided by an independent pricing service that utilizes various “other significant observable inputs” as discussed above. Other fixed income securities (including certain corporate bonds and bank debt) held by the Funds, are classified as Level 3 since the values for these securities are based on prices derived from one or more significant inputs that are unobservable. The inputs or methodology used are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is based on the lowest level input that is significant to the fair value measurement.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

The following is a summary of each Fund’s investments and the inputs used to value the investments as of July 31, 2026 by security type:

EBS Income and Appreciation Fund:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$52,074,202	$7,283,531	$59,357,733
Convertible Bonds	—	69,958,757	—	69,958,757
Bank Debt	—	—	3,088,361	3,088,361
Common Stocks	5,421,725	—	—	5,421,725
Money Market Funds	21,612,961	—	—	21,612,961
Total	$27,034,686	$122,032,959	$10,371,892	$159,439,537

EBS Income Fund:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$274,039,625	$11,607,196	$285,646,821
U.S. Treasury Obligations	—	98,067,598	—	98,067,598
Term Loans	—	—	9,000,000	9,000,000
Bank Debt	—	—	7,720,902	7,720,902
Common Stocks	6,766,140	—	—	6,766,140
Money Market Funds	19,496,404	—	—	19,496,404
Total	$26,262,544	$372,107,223	$28,328,098	$426,697,865

The following is a reconciliation of Level 3 investments of the Funds for which significant unobservable inputs were used to determine fair value for the year ended July 31, 2026:

EBS Income and Appreciation Fund

				Net change
	Value as			in unrealized	Value as of
	of July 31,		Sales/	appreciation	July 31,
Investments in Securities	2025	Purchases	maturities	(depreciation)	2026
Corporate Bonds	$8,413,696	$—	$(1,010,000)	$(120,165)	$7,283,531
Bank Debt	2,093,423	1,463,965	(468,469)	(558)	3,088,361
Total	$10,507,119	$1,463,965	$(1,478,469)	$(120,723)	$10,371,892

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

EBS Income Fund

				Net change
	Value as			in unrealized	Value as
	of July 31,		Sales/	appreciation	of July 31,
Investments in Securities	2025	Purchases	maturities	(depreciation)	2026
Corporate Bonds	$10,828,398	$3,500,000	$(2,590,000)	$(131,202)	$11,607,196
Term Loans	—	9,000,000	—	—	9,000,000
Bank Debt	5,233,558	3,659,910	(1,171,171)	(1,395)	7,720,902
Total	$16,061,956	$16,159,910	$(3,761,171)	$(132,597)	$28,328,098

The total change in unrealized appreciation (depreciation) included on the Statements of Operations attributable to Level 3 investments still held at July 31, 2026 is ($120,723) and ($132,597) for EBS Income and Appreciation Fund and EBS Income Fund, respectively.

There were no transfers into or out of Level 3 during the year ended July 31, 2026.

The following table summarizes the valuation techniques used and unobservable inputs developed by the Valuation Designee in conformity with guidelines adopted by and subject to review by the Board to determine the fair value of the Level 3 investments.

EBS Income and Appreciation Fund

					Weighted
	Fair Value at				Average of
	July 31,	Valuation	Unobservable		Unobservable
	2026	Technique	Input[1]	Value/Range	Inputs
Corporate Bonds	$7,283,531	DCF Model	Discount Rate[2]	8.25% - 13.39%	9.56%
Bank Debt	$3,088,361	DCF Model	Discount Rate[2]	9.07%	N/A

EBS Income Fund

					Weighted
	Fair Value at				Average of
	July 31,	Valuation	Unobservable		Unobservable
	2026	Technique	Input[1]	Value/Range	Inputs
Corporate Bonds	$11,607,196	DCF Model	Discount Rate[2]	8.38% - 13.39%	11.15%
Term Loans	$9,000,000	Market Approach	Acquisition Price	$100	N/A
Bank Debt	$7,720,902	DCF Model	Discount Rate[2]	9.07%	N/A

DCF - Discounted Cash Flow

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

[1]	Significant increases and decreases on the unobservable inputs used to determine fair value of Level 3 assets could result in significantly higher or lower fair value measurements. An increase to the unobservable input would result in a decrease to the fair value. A decrease to the unobservable input would have the opposite effect.

[2]	The Discount Rate used is determined by the Adviser by employing a reference benchmark, adjusted by a credit spread.

There were no derivative instruments held by the Funds as of or during the year ended July 31, 2026.

Share Valuation — The NAV per share of each Fund is calculated daily by dividing the total value of its assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to its NAV per share.

Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Income, Investment Transactions and Realized Capital Gains and Losses — Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received. Interest income is recorded as earned. Discounts and premiums on fixed income securities are amortized using the effective interest method and are included in interest income. Investment transactions are accounted for on trade date. Realized capital gains and losses on investments sold are determined on a specific identification basis.

Expenses — Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable.

Distributions to Shareholders — Distributions to shareholders of net investment income, if any, are paid monthly. Capital gain distributions, if any, are distributed to shareholders annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and realized capital gains on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds. Dividends and distributions are recorded on the ex-dividend date.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

The tax character of distributions paid during the years ended July 31, 2026 and 2025 was as follows:

		Ordinary	Long-Term	Total
	Years Ended	Income	Capital Gains	Distributions
EBS Income and Appreciation Fund	7/31/2026	$6,360,189	$3,345,549	$9,705,738
	7/31/2025	$7,624,147	$795,041	$8,419,188
EBS Income Fund	7/31/2026	$21,209,140	$—	$21,209,140
	7/31/2025	$19,385,293	$—	$19,385,293

Federal Income Tax — Each Fund has qualified and intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Funds of liability for federal income taxes to the extent 100% of their net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of July 31, 2026:

	EBS
	Income and	EBS
	Appreciation	Income
	Fund	Fund
Tax cost of investments	$153,237,597	$427,252,414
Gross unrealized appreciation	$7,990,452	$2,279,591
Gross unrealized depreciation	(1,788,512)	(2,834,140)
Net unrealized appreciation (depreciation) on investments	6,201,940	(554,549)
Undistributed ordinary income	185,038	—
Distributions payable	(210)	(1,624)
Accumulated capital and other losses	(1,518,891)	(9,297,952)
Distributable earnings (accumulated deficit)	$4,867,877	$(9,854,125)

The difference between the federal income tax cost of investments and the Schedule of Investments cost for each Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

These “book/tax” differences are temporary in nature and are primarily due to basis adjustments related to each Fund’s holdings in convertible bonds and publicly traded partnerships.

As of July 31, 2026, the Funds had the following capital loss carryforwards (“CLCFs”) for federal income tax purposes:

	EBS
	Income and	EBS
	Appreciation	Income
	Fund	Fund
Short-term	$—	$1,873,423
Long-term	1,518,891	7,424,529
	$1,518,891	$9,297,952

These CLCFs, which do not expire, may be utilized in future years to offset net realized gains, if any, prior to distributing such gains to shareholders.

During the year ended July 31, 2026, the Funds utilized prior year CLCFs against current year gains as summarized below:

	EBS
	Income and	EBS
	Appreciation	Income
	Fund	Fund
Short-term utilized	$—	$36,346
Long-term utilized	—	984,885
	$—	$1,021,231

For the year ended July 31, 2026, EBS Income and Appreciation Fund and EBS Income Fund reclassified $992 and $28,196, respectively, of paid-in capital against distributable earnings (accumulated deficit) on the Statements of Assets and Liabilities. Such reclassification, the result of permanent differences between the financial statement and income tax reporting requirements, had no effect on each Fund’s net assets or NAV per share.

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed each Fund’s tax positions for all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. Each Fund identifies its major tax jurisdiction as U.S. Federal.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expenses on the Statements of Operations. During the year ended July 31, 2026, the Funds did not incur any interest or penalties and no federal, state or local income taxes or any income taxes in foreign jurisdictions were paid by the Funds.

3.	Unfunded Loan Commitment

At July 31, 2026, unfunded loan commitments for the Funds were as follows:

		Unfunded
Fund	Borrower	Commitment
EBS Income and Appreciation Fund	NCP SPV Texas, L.P.	$905,180
EBS Income Fund	NCP SPV Texas, L.P.	$2,262,950

Pursuant to an Asset-Based Lending Credit Agreement between the Funds and NCP SPV Texas, L.P. (the “Borrower”), the Borrower has agreed to pay the Funds a commitment fee equal to 0.25% of the average daily unfunded commitment balance, which is included within interest income on the Statements of Operations.

4.	Transactions with Related Parties

Certain officers of the Trust are also officers of the Adviser, of Ultimus Fund Solutions, LLC (“Ultimus”), the administrative services agent, shareholder servicing and transfer agent, and accounting services agent for the Funds, or of Ultimus Fund Distributors, LLC (the “Distributor”), the principal underwriter and exclusive agent for the distribution of shares of the Funds.

Investment Adviser — Under the terms of the Management Agreement between the Trust and the Adviser, the Adviser manages each Fund’s investments subject to oversight by the Board. The Funds do not pay the Adviser investment advisory fees under the Management Agreement. However, prior to investing in a Fund, a prospective shareholder must enter into an investment advisory agreement with the Adviser that calls for the payment of an advisory fee based upon a percentage of all assets (including shares of the Funds) managed by the Adviser on behalf of the prospective shareholder. The fee schedule may be negotiable at the time the account is opened and is generally based upon the value of assets held in the client’s account and the style of management.

The Adviser has entered into an agreement with the Funds under which it has agreed to reimburse Fund expenses to the extent necessary to limit total annual operating expenses (excluding brokerage costs, taxes, interest, acquired fund fees and expenses, expenses incurred pursuant to the Funds’ Shareholder Servicing Plan and extraordinary expenses) to an amount not exceeding 0.35% of each Fund’s average daily net assets. Any payments by the Adviser of expenses which are a

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

Fund’s obligation are subject to repayment by the Fund for a period of three years following the date on which such expenses were paid, provided that the repayment does not cause the Fund’s total annual operating expenses to exceed the lesser of: (i) the expense limitation in effect at the time such expenses were reimbursed; and (ii) the expense limitation in effect at the time the Adviser seeks reimbursement of such expenses. This agreement is currently in effect until December 1, 2027. No expense reimbursements were required during the year ended July 31, 2026.

Administrator — Ultimus provides administration, fund accounting and transfer agency services to each Fund. The Funds pay Ultimus fees in accordance with the agreements for such services. In addition, the Funds pay out-of-pocket expenses including, but not limited to, postage, supplies and certain costs related to the pricing of the Funds’ portfolio securities.

Compensation of Trustees — Trustees and officers affiliated with the Adviser or Ultimus are not compensated by the Funds for their services. Each Trustee who is not an interested person of the Trust receives from the Funds a fee of $3,281 for attendance at each meeting of the Board, in addition to reimbursement of travel and other expenses incurred in attending the meetings. The Chairperson of the Audit and Governance Committee receives an additional annual fee of $1,250, paid quarterly.

5.	Securities Transactions

During the year ended July 31, 2026, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments and U.S. government securities, were as follows:

	EBS Income and	EBS Income
	Appreciation Fund	Fund
Purchases of investment securities	$64,552,743	$68,246,176
Proceeds from sales and maturities of investment securities	$58,291,694	$58,008,939

During the year ended July 31, 2026, cost of purchases and proceeds from sales and maturities of long-term U.S. government securities were as follows:

	EBS Income and	EBS Income
	Appreciation Fund	Fund
Purchases of investment securities	$—	$42,982,319
Proceeds from sales and maturities of investment securities	$—	$15,492,946

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

6.	Shareholder Servicing Plan

The Funds have adopted a Shareholder Servicing Plan (the “Plan”) which allows each Fund to make payments to financial organizations (including payments directly to the Adviser and the Distributor) for providing account administration and account maintenance services to Fund shareholders. The annual fees paid under the Plan may not exceed an amount equal to 0.25% of each Fund’s average daily net assets. During the year ended July 31, 2026, EBS Income and Appreciation Fund and EBS Income Fund incurred $60,880 and $169,267, respectively, of shareholder servicing fees pursuant to the Plan. No payments were made to the Adviser or the Distributor during the year ended July 31, 2026.

7.	Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from the performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

8.	Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected.

9.	Investment Risks

The Funds may invest in illiquid or thinly traded fixed income securities and those that are privately placed but eligible for purchase and sale by certain qualified institutional buyers, as defined under Rule 144A of the Securities Act of 1933. Illiquid securities are investments that cannot reasonably be expected to be sold or disposed of within seven calendar days in current market conditions without impacting the market value of the investment. Each Fund will not invest more than

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

15% of the value of its net assets in securities or other investments that are illiquid. Rule 144A securities may be considered liquid if they are actively traded among qualified institutional buyers. As of July 31, 2026, the EBS Income and Appreciation Fund and EBS Income Fund had 25.3% and 16.9%, respectively, of their net assets invested in Rule 144A securities.

The Funds may also purchase indebtedness and participations in commercial loans that may be secured or unsecured. Indebtedness from a specific commercial loan to a borrower may not be a security and is different than a traditional public debt security. Loan participation typically represents direct participation, together with other parties, in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Funds may participate in such syndications, or can buy part of a loan, becoming a part lender. In addition, the Funds, or an agent of the Funds, may act as agent for the loan and be responsible for the collection of principal and interest payments from the corporate borrower. If the Funds enter into a lending arrangement, this type of investment may be considered an illiquid investment and may be difficult to sell or unwind in a timely manner. The Funds may also invest in loans used to finance the costs of construction, acquisition, development and or rehabilitation of a property, including single-family homes, multi-family rentals, and commercial facilities. The Funds’ investments in indebtedness involve the risk of loss in case of default or insolvency of the borrower and the possibility of less legal protection in the event of fraud or misrepresentation. The Funds’ investments in indebtedness, loan participation and assignments may subject the Funds to losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A loan used to finance the costs of construction may expose the Funds to an increased risk of non-payment because the loan is not backed by a finished project.

10.	Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

Eubel Brady & Suttman Mutual Fund Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Eubel Brady & Suttman Income and Appreciation Fund and Eubel Brady & Suttman Income Fund (the “Funds”), each a series of Eubel Brady & Suttman Mutual Fund Trust, as of July 31, 2026, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2026, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2026, by correspondence with the custodian and agent bank. Our audits also included evaluating

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)

the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2014.

COHEN & COMPANY, LTD.
Cleveland, Ohio
September 25, 2026

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
ADDITIONAL INFORMATION (Unaudited)

Changes in and/or Disagreements with Accountants

There were no changes in/or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

The Board, including all the Independent Trustees voting separately, reviewed and approved the continuance of the Investment Advisory Agreement between the Trust, on behalf of the EBS Income and Appreciation Fund and the EBS Income Fund, and the Adviser. The approval took place at an in-person meeting held on June 15, 2026, at which all Trustees were present, including all of the Independent Trustees (“Trustees”), with one Trustee participating telephonically.

In connection with their consideration of the continuation of the Investment Advisory Agreement, the Independent Trustees were advised by independent legal counsel and received materials from their counsel describing the legal standards applicable to their review and approval of the continuation of the Investment Advisory Agreement. The Independent Trustees also received and reviewed information provided by the Adviser in response to requests from independent legal counsel. Prior to voting, the Independent Trustees met with representatives of the Adviser and met separately with their independent legal counsel.

In evaluating the continuation of the Investment Advisory Agreement, the Board reviewed and analyzed various factors that it deemed relevant, including those discussed below. No single factor was determinative, and the Trustees considered all information presented in the context of their overall business judgment in determining whether the continuation of the Investment Advisory Agreement was in the best interests of the Funds and their shareholders.

Nature, Extent and Quality of Services

In evaluating the nature, extent and quality of the services provided by the Adviser under the Investment Advisory Agreement, the Board considered the Adviser’s overall organization and business operations, investment process, and the level of attention devoted to its management process. The Board also considered the Adviser’s stock ownership program and the extent to which it supports its ability to attract and retain key personnel, as well as the Adviser’s succession planning initiatives, and the extent to which they support the long-term stability and continuity of the Adviser. The Board

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
ADDITIONAL INFORMATION (Unaudited) (Continued)

further noted that the Adviser’s initiative to transition to a new operating platform with enhanced functionality and automation further reflects its commitment to strengthen its operational infrastructure and support its future growth and scalability. The Board considered that, at each quarterly Board meeting, the Adviser has provided updates about the overall conditions of the markets and the strategies for managing these conditions, including its rationale for disposing of certain positions and purchasing others. The Independent Trustees were mindful that the Adviser’s decision making is made independently through a collaborative portfolio management process, and the Funds are managed on a benchmark-agnostic basis. In addition, the Independent Trustees considered the Adviser’s value-oriented, long-term investment philosophy, and the range of services it provides beyond portfolio management, including compliance oversight, information security management, trading and execution capabilities, and supervision of the Trust’s third-party service providers. After taking into account all of these factors, the Board concluded that it was satisfied with the nature, extent, and quality of the investment advisory services the Adviser has provided to the Funds under the Investment Advisory Agreement.

Expenses and Performance

The Trustees compared each Fund’s expense ratio to its comparative Morningstar peer group - comparing the Appreciation Fund’s overall expense ratio with funds in the Morningstar “Convertible Bond Funds” (no load) category, and the Income Fund’s overall expense ratio with the Morningstar “Multisector Bond Funds” (no load) category. The Trustees noted that the overall expense ratio of the Appreciation Fund, which does not include the Separately Managed Account (“SMA”) advisory fee paid at the client account level, is lower than the average expense ratio for Convertible Bond Funds, while the overall expense ratio of the Income Fund, which also does not include the SMA advisory fee at the client account level, is lower than the average expense ratio for Multisector Bond Funds. The Trustees also considered the range of advisory fees charged by the Adviser at the client account level and applied that range to the expense ratio of each Fund to determine the indicative pro forma expense ratio borne by shareholders. The Trustees found that the indicative pro forma expense ratio for each Fund, which included an estimated advisory fee charged at the client account level, was generally within the range of the average expense ratios for the peer groups presented, with the highest and lowest indicative expense ratio for each Fund being above the highest, but below the lowest expense ratio paid by its respective peer group. Based on this information, the Trustees concluded that each Fund’s expense ratio was reasonable. The Trustees also considered the Adviser’s commitment to extend each Fund’s expense cap arrangements for an additional annual period.

The Trustees next discussed each Fund’s performance record over the one-year, five-year, and ten-year periods ending March 31, 2026 (“March Reporting Periods”), as compared to the performance of its benchmark index and Morningstar category average. The Board was mindful that the comparative benchmark indices that were

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
ADDITIONAL INFORMATION (Unaudited) (Continued)

selected by the Adviser to assess the relative performance of the Funds represent a wide spectrum of investments and their relevance as a performance metric is dependent upon the extent of similarities between the composition of the indices and the securities held by the Funds. The Trustees noted that during the March Reporting Periods, the Income Fund exceeded the performance of the Corporate & Government 1-10 Year Index, while the Appreciation Fund trailed the performance of the Yield Alternatives Index, except for the five-year period. The Trustees compared the performance of the Funds with the performance of their Morningstar fund categories for the March Reporting Periods, noting that the Income Fund exceeded its Morningstar category average during all periods except for the ten-year period, while the Appreciation Fund underperformed its Morningstar category average during all periods except for the five-year period. The Independent Trustees noted that during the past year, the Income Fund’s orientation towards the shorter end of the yield curve and minimal government exposures had been productive by allowing the Fund to be impacted less by rising yields than its benchmarks and that the Appreciation Fund had been negatively impacted by its lower equity sensitivity, which was largely attributable to a lack of opportunities in the convertible securities market. Being mindful that the Adviser does not sub-advise any accounts with similar investment objectives as the Funds, the Trustees discussed the performance of the Adviser’s SMA strategies that hold shares of the Funds, taking into account that the Funds are generally subject to more extensive regulatory and compliance requirements than the SMAs. After considering the expenses and performance of the Funds, the Independent Trustees concluded that the Adviser has demonstrated a satisfactory performance record for each Fund and its continued management is likely to benefit the Funds and their shareholders.

Investment Advisory Fee Rates

The Trustees considered that the Adviser does not charge an investment advisory fee at the Fund level and instead is compensated directly by each client under the terms of his or her respective SMA investment advisory agreement. The Trustees noted that shareholders of the Funds generally receive a broader range of services for their fees than shareholders of many of the funds within the relevant Morningstar peer group categories and typically have greater access to the Adviser. The Trustees reviewed the range of advisory fees payable to the Adviser for SMA services and compared this information to the fees charged by other funds within each Fund’s applicable Morningstar peer group. The Trustees also considered the operational costs that are assumed by the Adviser. Based on these considerations, the Trustees concluded that the advisory fee ranges of the Funds at the SMA account level are reasonable in relation to the average fee levels of the peer groups presented and the compensation received by the Adviser in connection with its services is fair and reasonable in light of the nature, extent and quality of the Adviser’s services.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
ADDITIONAL INFORMATION (Unaudited) (Continued)

Profitability

The Trustees reviewed information about the costs incurred by the Adviser in providing investment management and ancillary services to the Funds, and the methodology used by the Adviser to arrive at its profitability estimates. The Trustees were mindful that the Adviser is entitled to earn a reasonable level of profit for its services, and its profitability may fluctuate from year to year due to changes in the Funds’ operating expenses and aggregate net assets. The Trustees noted that the Adviser continues to invest in its employees and systems and has demonstrated an ongoing commitment to the Funds by maintaining an expense cap through December 1, 2027. Following a review and discussion of the Adviser’s revenues, expenses and profitability, the Independent Trustees concluded that the Adviser’s level of profitability is reasonable and represents a fair and entrepreneurial profit, in light of the quality and scope of services that are provided to the Funds.

Economies of Scale

The Independent Trustees considered the extent to which shareholders of the Funds have realized economies of scale. They noted that because the Funds are used as investment vehicles for the Adviser’s balanced SMA strategies, the asset levels of the Funds may fluctuate as asset allocations within those strategies change. The Independent Trustees recognized that shareholders have the opportunity to benefit from economies of scale through fee breakpoints available through the SMA fee structure for certain strategies and the contractual expense cap for the Funds provides inherent economies of scale by protecting shareholders from a significant increase in operating costs during the contractual period.

FEDERAL TAX INFORMATION (Unaudited)

For the fiscal year ended July 31, 2026, EBS Income and Appreciation Fund designated $3,345,549 as a long-term capital gain distribution.

Qualified Dividend Income – EBS Income and Appreciation Fund and EBS Income Fund designates 0.45% and 0.00%, respectively, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate.

Dividends Received Deduction – Corporate shareholders are generally entitled to take the dividends received deduction on the portion of a fund’s dividend distribution that qualifies under tax law. For EBS Income and Appreciation Fund and EBS Income Fund’s fiscal year 2026 ordinary income dividends, 2.74% and 0.00%, respectively, qualifies for the corporate dividends received deduction.

(b)	Included in (a)

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable [filed under item 7]

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

Not applicable

Item 16.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a) Not applicable

(b) Not applicable

Item 19.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(4) Not applicable

(a)(5) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CODE ETH	Code of Ethics

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Eubel Brady & Suttman Mutual Fund Trust

By (Signature and Title)*		/s/ Scott E. Lundy
Scott E. Lundy, Principal Executive Officer

Date	October 5, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Scott E. Lundy
Scott E. Lundy, Principal Executive Officer

Date	October 5, 2026

By (Signature and Title)*		/s/ Angela A. Simmons
Angela A. Simmons, Principal Financial Officer

Date	October 5, 2026

*	Print the name and title of each signing officer under his or her signature.